Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	LILIS ENERGY, INC.
Entity Central Index Key	0001437557
Entity Filer Category	Smaller Reporting Company
Amendment Description	Subsequent Events was updated for Lilis Energy, Inc. Financial Statements.